SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block] [Table Text Block]
		Average Exercise
	Number of Shares	Price
Options outstanding at August 31, 2016	2,977,275	C$ 7.31
Granted	2,305,000	2.00
Forfeited	(900,000)	6.46
Options outstanding at August 31, 2017	4,382,275	C$ 4.65
Forfeited	(1,296,775)	4.15
Options outstanding at August 31, 2018	3,085,500	C$ 4.52

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number	Number		Average Remaining
Outstanding at	Exercisable at		Contractual Life
August 31, 2018	August 31, 2018	Exercise Price	(Years)
2,024,500	1,888,375	C$ 2.00	3.05
598,000	598,000	6.50	1.46
463,000	463,00	13.00	0.37
3,085,500	2,949,375		2.25